(34) COMMITTMENTS	12 Months Ended
Dec. 31, 2017
Committments
COMMITTMENTS

The Group’s commitments at December 31, 2017 are as follows:

Commitments at December 31, 2017	Duration	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total
Operational leasings	Up to 15 years	16,579	29,440	25,053	155,169	226,241
Energy purchase agreements (except Itaipu)	Up to 28 years	10,870,752	18,433,971	17,250,704	41,537,486	88,092,913
Energy purchase from Itaipu	Up to 28 years	2,281,157	4,564,825	4,478,641	13,133,756	24,458,379
Energy system service charges	Up to 32 years	2,613,587	5,758,898	6,599,478	17,997,838	32,969,801
GSF renegotiation	Up to 30 years	26,997	13,267	47,284	276,207	363,755
Power plant constrution projects	Up to 3 years	97,176	11,319	-	-	108,495
Trade payables	Up to 17 years	102,441	237,673	244,851	1,005,781	1,590,746
Total		16,008,689	29,049,391	28,646,012	74,106,237	147,810,330

The power plant construction projects include commitments made by the renewal energy subsidiaries for construction.